Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	As at December 31
	2017	2016
	$ thousands
Cash in banks	1,313,710	320,199
Time deposits	103,678	6,436
Cash and cash equivalents	1,417,388	326,635